Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues:
Total revenues	$ 227,131	$ 184,971
Transportation [Member]
Revenues:
Total revenues	217,450	173,989
Warehouse storage management service [Member]
Revenues:
Total revenues	8,274	9,315
Others [Member]
Revenues:
Total revenues	$ 1,407	$ 1,667